Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash, cash equivalents and restricted cash	$ 61,252	$ 66,130
Accounts receivable, net of allowance for credit losses of $228 (December 31, 2019: nil)	21,945	23,462
Accrued income	9,725	6,280
Prepaid expenses and other non-current assets	20,719	17,670
Bunkers and lubricant oils	9,155	9,645
Insurance Receivable	2,950	2,939
Total current assets	125,746	126,126
Non-current assets
Property, plant and equipment, net	886	1,159
Investment in equity accounted joint ventures	135,310	130,660
Right-of-use asset for operating leases	6,249	6,781
Prepaid expenses and other non-current assets	3,702
Total non-current assets	1,721,055	1,748,127
Total assets	1,846,801	1,874,253
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	72,107	64,703
Current portion of operating lease liabilities	1,157	1,178
Accounts payable	10,994	10,472
Accrued expenses and other liabilities	15,515	14,124
Accrued interest	4,087	4,424
Deferred income	16,212	14,154
Amounts due to related parties	1,137	451
Total current liabilities	121,209	109,506
Non-current Liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	546,254	578,676
Senior secured bond, net of deferred financing costs	60,936	67,503
Senior unsecured bond, net of deferred financing costs	99,394	98,513
Derivative liabilities	13,377	5,769
Operating lease liabilities, net of current portion	5,353	6,329
Amounts due to related parties	64,328	68,055
Total non-current liabilities	789,642	824,845
Total Liabilities	910,851	934,351
Commitments and contingencies (see note 13)
Stockholders' equity
Common stock—$.01 par value per share; 400,000,000 shares authorized; 55,905,294 shares issued and outstanding, (December 31, 2019: 55,826,644)	559	558
Additional paid-in capital	592,548	592,010
Accumulated other comprehensive loss	(422)	(331)
Retained earnings	342,261	347,566
Total Navigator Holdings Ltd. stockholders' equity	934,946	939,803
Non-controlling interest	1,004	99
Total equity	935,950	939,902
Total liabilities and stockholders' equity	1,846,801	1,874,253
Vessels [Member]
Non-current assets
Property, plant and equipment, net	$ 1,574,908	$ 1,609,527